UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21676

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Tax-Managed Buy-Write Income Fund (ETB)

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1080 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2021

Eaton Vance

Tax-Managed Buy-Write Income Fund

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Performance1

Portfolio Managers Michael A. Allison, CFA of Eaton Vance Management and Thomas C. Seto of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	04/29/2005	13.34%	30.21%	9.71%	9.65%
Fund at Market Price	—	16.71	31.52	9.57	11.21

S&P 500® Index	—	15.25%	40.79%	17.64%	14.83%
Cboe S&P 500 BuyWrite IndexSM	—	11.10	27.28	7.05	7.00

% Premium/Discount to NAV[2]

					5.87%

Distributions[3]

Total Distributions per share for the period					$0.648
Distribution Rate at NAV					8.18%
Distribution Rate at Market Price					7.72

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	6.6%

Microsoft Corp.	6.3

Amazon.com, Inc.	4.2

Facebook, Inc., Class A	2.7

Alphabet, Inc., Class A	2.4

Alphabet, Inc., Class C	2.3

NVIDIA Corp.	2.2

JPMorgan Chase & Co.	1.9

UnitedHealth Group, Inc.	1.7

Home Depot, Inc. (The)	1.6

Total	31.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 6/30/2021, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2021, the Fund is managed by Thomas C. Seto and G.R. Nelson.

3

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 101.1%
Security	Shares	Value

Aerospace & Defense — 1.6%

Boeing Co. (The)(1)(2)	9,288	$2,225,033

Northrop Grumman Corp.(1)	8,852	3,217,083

Raytheon Technologies Corp.(1)	7,449	635,474

Textron, Inc.(1)	11,648	801,033

		$6,878,623

Air Freight & Logistics — 0.1%

C.H. Robinson Worldwide, Inc.(1)	4,494	$420,953

		$420,953

Airlines — 0.3%

Southwest Airlines Co.(1)(2)	27,333	$1,451,109

		$1,451,109

Auto Components — 0.3%

Lear Corp.(1)	7,250	$1,270,780

		$1,270,780

Automobiles — 1.3%

Tesla, Inc.(1)(2)	8,230	$5,593,931

		$5,593,931

Banks — 4.4%

Bank of America Corp.(1)	96,896	$3,995,022

Fifth Third Bancorp(1)	57,446	2,196,161

JPMorgan Chase & Co.(1)	53,475	8,317,501

KeyCorp(1)	54,740	1,130,381

M&T Bank Corp.(1)	4,618	671,042

PNC Financial Services Group, Inc. (The)(1)	12,436	2,372,291

Truist Financial Corp.	7,171	397,991

Wells Fargo & Co.	4,452	201,631

		$19,282,020

Beverages — 1.7%

Coca-Cola Co. (The)(1)	52,523	$2,842,019

PepsiCo, Inc.(1)	31,704	4,697,582

		$7,539,601

Biotechnology — 1.9%

AbbVie, Inc.(1)	19,355	$2,180,147

Amgen, Inc.(1)	15,371	3,746,681

Gilead Sciences, Inc.(1)	27,095	1,865,762

Security	Shares	Value

Biotechnology (continued)

Incyte Corp.(1)(2)	1,536	$129,224

Vertex Pharmaceuticals, Inc.(1)(2)	1,850	373,015

		$8,294,829

Building Products — 0.1%

A.O. Smith Corp.	3,187	$229,655

Carrier Global Corp.(1)	1,693	82,280

		$311,935

Capital Markets — 2.0%

Charles Schwab Corp. (The)(1)	20,202	$1,470,907

Invesco, Ltd.	22,923	612,732

S&P Global, Inc.(1)	10,209	4,190,284

State Street Corp.(1)	27,413	2,255,542

		$8,529,465

Chemicals — 2.0%

AdvanSix, Inc.(1)(2)	1,530	$45,686

Corteva, Inc.(1)	26,850	1,190,798

Dow, Inc.(1)	19,882	1,258,133

Eastman Chemical Co.(1)	5,817	679,135

Ingevity Corp.(2)	2,787	226,750

LyondellBasell Industries NV, Class A(1)	13,836	1,423,309

Sherwin-Williams Co. (The)(1)	13,422	3,656,824

		$8,480,635

Commercial Services & Supplies — 0.1%

Waste Management, Inc.(1)	4,649	$651,371

		$651,371

Communications Equipment — 1.2%

Cisco Systems, Inc.(1)	94,421	$5,004,313

		$5,004,313

Construction & Engineering — 0.1%

Quanta Services, Inc.	4,232	$383,292

		$383,292

Construction Materials — 0.2%

Vulcan Materials Co.(1)	5,482	$954,252

		$954,252

4	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Consumer Finance — 1.7%

American Express Co.(1)	23,289	$3,848,042

Discover Financial Services(1)	28,956	3,425,205

		$7,273,247

Containers & Packaging — 0.7%

Avery Dennison Corp.(1)	14,452	$3,038,388

		$3,038,388

Distributors — 0.6%

Genuine Parts Co.(1)	19,484	$2,464,141

		$2,464,141

Diversified Financial Services — 1.5%

Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$6,326,849

		$6,326,849

Diversified Telecommunication Services — 0.8%

AT&T, Inc.(1)	16,900	$486,382

Lumen Technologies, Inc.(1)	56,827	772,279

Verizon Communications, Inc.(1)	40,027	2,242,713

		$3,501,374

Electric Utilities — 0.8%

Duke Energy Corp.(1)	3,842	$379,282

Edison International(1)	21,115	1,220,869

NRG Energy, Inc.(1)	12,076	486,663

Pinnacle West Capital Corp.(1)	7,168	587,561

Xcel Energy, Inc.(1)	12,009	791,153

		$3,465,528

Electrical Equipment — 0.7%

Emerson Electric Co.(1)	29,903	$2,877,865

		$2,877,865

Entertainment — 2.4%

Netflix, Inc.(1)(2)	5,761	$3,043,018

Take-Two Interactive Software, Inc.(1)(2)	5,268	932,541

Walt Disney Co. (The)(1)(2)	37,240	6,545,675

		$10,521,234

Equity Real Estate Investment Trusts (REITs) — 2.0%

Apartment Income REIT Corp.(1)	11,985	$568,448

AvalonBay Communities, Inc.(1)	10,239	2,136,777

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)

Iron Mountain, Inc.(1)	7,280	$308,090

ProLogis, Inc.(1)	22,296	2,665,041

SBA Communications Corp.(1)	1,041	331,767

Simon Property Group, Inc.(1)	17,320	2,259,913

Ventas, Inc.	6,472	369,551

		$8,639,587

Food & Staples Retailing — 0.7%

Costco Wholesale Corp.(1)	734	$290,422

Sysco Corp.(1)	17,243	1,340,643

Walmart, Inc.(1)	11,500	1,621,730

		$3,252,795

Food Products — 1.2%

Kraft Heinz Co. (The)(1)	3,532	$144,035

Mondelez International, Inc., Class A(1)	46,954	2,931,808

Tyson Foods, Inc., Class A(1)	28,696	2,116,617

		$5,192,460

Health Care Equipment & Supplies — 3.0%

Abbott Laboratories(1)	44,868	$5,201,547

Baxter International, Inc.(1)	31,090	2,502,745

Dexcom, Inc.(2)	962	410,774

Medtronic PLC(1)	4,753	589,990

Stryker Corp.(1)	14,381	3,735,177

Zimmer Biomet Holdings, Inc.(1)	3,848	618,836

		$13,059,069

Health Care Providers & Services — 2.5%

CVS Health Corp.(1)	39,004	$3,254,494

UnitedHealth Group, Inc.(1)	18,552	7,428,963

		$10,683,457

Hotels, Restaurants & Leisure — 2.4%

Booking Holdings, Inc.(1)(2)	1,622	$3,549,082

Chipotle Mexican Grill, Inc.(1)(2)	374	579,827

Marriott International, Inc., Class A(1)(2)	6,415	875,776

Marriott Vacations Worldwide Corp.(2)	2,064	328,795

McDonald’s Corp.(1)	18,378	4,245,134

Penn National Gaming, Inc.(2)	1,868	142,884

Travel + Leisure Co.(1)	9,305	553,182

		$10,274,680

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.6%

Leggett & Platt, Inc.	6,596	$341,739

Lennar Corp., Class A(1)	18,642	1,852,083

Newell Brands, Inc.	12,537	344,391

		$2,538,213

Household Products — 1.5%

Clorox Co. (The)(1)	6,843	$1,231,124

Kimberly-Clark Corp.(1)	18,131	2,425,565

Procter & Gamble Co. (The)(1)	21,151	2,853,905

		$6,510,594

Industrial Conglomerates — 1.9%

3M Co.(1)	18,372	$3,649,230

Honeywell International, Inc.(1)	21,213	4,653,072

		$8,302,302

Insurance — 2.9%

Allstate Corp. (The)(1)	21,739	$2,835,635

Chubb, Ltd.	2,741	435,655

Cincinnati Financial Corp.(1)	18,908	2,205,051

Lincoln National Corp.(1)	29,706	1,866,725

Marsh & McLennan Cos., Inc.(1)	27,327	3,844,362

Principal Financial Group, Inc.(1)	5,042	318,604

Prudential Financial, Inc.(1)	6,075	622,505

Travelers Cos., Inc. (The)(1)	3,902	584,169

		$12,712,706

Interactive Media & Services — 7.4%

Alphabet, Inc., Class A(1)(2)	4,229	$10,326,330

Alphabet, Inc., Class C(1)(2)	4,038	10,120,520

Facebook, Inc., Class A(1)(2)	33,400	11,613,514

Twitter, Inc.(2)	1,901	130,808

		$32,191,172

Internet & Direct Marketing Retail — 4.3%

Amazon.com, Inc.(1)(2)	5,364	$18,453,018

		$18,453,018

IT Services — 4.3%

Accenture PLC, Class A	447	$131,771

Fidelity National Information Services, Inc.(1)	25,140	3,561,584

Mastercard, Inc., Class A(1)	17,067	6,230,991

PayPal Holdings, Inc.(1)(2)	6,994	2,038,611

Security	Shares	Value

IT Services (continued)

VeriSign, Inc.(1)(2)	11,895	$2,708,373

Visa, Inc., Class A(1)	16,455	3,847,508

		$18,518,838

Life Sciences Tools & Services — 1.2%

Thermo Fisher Scientific, Inc.(1)	10,371	$5,231,858

		$5,231,858

Machinery — 1.0%

Caterpillar, Inc.(1)	4,741	$1,031,784

Snap-on, Inc.(1)	6,380	1,425,483

Stanley Black & Decker, Inc.(1)	8,690	1,781,363

		$4,238,630

Media — 1.4%

Comcast Corp., Class A(1)	105,280	$6,003,066

		$6,003,066

Metals & Mining — 0.3%

Newmont Corp.(1)	17,228	$1,091,911

		$1,091,911

Multi-Utilities — 1.8%

Centerpoint Energy, Inc.	15,255	$374,053

CMS Energy Corp.(1)	42,771	2,526,911

DTE Energy Co.(1)	10,342	1,340,323

NiSource, Inc.(1)	49,999	1,224,975

Public Service Enterprise Group, Inc.(1)	34,219	2,044,243

Sempra Energy	2,349	311,196

		$7,821,701

Oil, Gas & Consumable Fuels — 3.0%

Chevron Corp.(1)	22,089	$2,313,602

Diamondback Energy, Inc.(1)	37,430	3,514,303

EOG Resources, Inc.(1)	14,121	1,178,256

Exxon Mobil Corp.(1)	17,380	1,096,330

Marathon Petroleum Corp.(1)	31,956	1,930,781

ONEOK, Inc.	9,666	537,816

Phillips 66(1)	24,334	2,088,344

Valero Energy Corp.(1)	1,819	142,028

Williams Cos., Inc. (The)(1)	2,785	73,942

		$12,875,402

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Personal Products — 0.2%

Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$1,057,934

		$1,057,934

Pharmaceuticals — 3.8%

Bristol-Myers Squibb Co.(1)	41,044	$2,742,560

Eli Lilly & Co.	572	131,286

Johnson & Johnson(1)	41,676	6,865,704

Merck & Co., Inc.(1)	52,591	4,090,002

Organon & Co.(2)	5,259	159,137

Pfizer, Inc.(1)	65,917	2,581,310

		$16,569,999

Professional Services — 0.3%

ManpowerGroup, Inc.(1)	1,193	$141,859

Robert Half International, Inc.(1)	13,637	1,213,284

		$1,355,143

Real Estate Management & Development — 0.2%

CBRE Group, Inc., Class A(1)(2)	8,158	$699,385

		$699,385

Road & Rail — 1.4%

J.B. Hunt Transport Services, Inc.(1)	3,521	$573,747

Kansas City Southern(1)	9,400	2,663,678

Norfolk Southern Corp.(1)	11,072	2,938,619

		$6,176,044

Semiconductors & Semiconductor Equipment — 6.5%

Advanced Micro Devices, Inc.(1)(2)	33,969	$3,190,708

Analog Devices, Inc.(1)	16,160	2,782,106

Applied Materials, Inc.(1)	15,313	2,180,571

Broadcom, Inc.(1)	8,718	4,157,091

Enphase Energy, Inc.(2)	775	142,313

Intel Corp.(1)	28,217	1,584,103

NVIDIA Corp.(1)	12,107	9,686,811

QUALCOMM, Inc.(1)	10,487	1,498,907

Teradyne, Inc.(1)	20,718	2,775,383

		$27,997,993

Software — 8.5%

Adobe, Inc.(1)(2)	2,517	$1,474,056

Intuit, Inc.	460	225,478

Microsoft Corp.(1)	101,276	27,435,668

Oracle Corp.(1)	55,339	4,307,588

Security	Shares	Value

Software (continued)

salesforce.com, inc.(1)(2)	12,365	$3,020,398

ServiceNow, Inc.(2)	714	392,379

Tyler Technologies, Inc.(2)	475	214,876

		$37,070,443

Specialty Retail — 1.8%

Advance Auto Parts, Inc.(1)	3,365	$690,296

Gap, Inc. (The)(1)	7,090	238,578

Home Depot, Inc. (The)(1)	21,802	6,952,440

		$7,881,314

Technology Hardware, Storage & Peripherals — 6.6%

Apple, Inc.(1)	210,330	$28,806,797

		$28,806,797

Textiles, Apparel & Luxury Goods — 1.1%

NIKE, Inc., Class B(1)	30,243	$4,672,241

		$4,672,241

Tobacco — 0.6%

Philip Morris International, Inc.(1)	27,713	$2,746,635

		$2,746,635

Trading Companies & Distributors — 0.2%

Fastenal Co.(1)	20,160	$1,048,320

		$1,048,320

Total Common Stocks — 101.1% (identified cost $96,792,913)		$438,189,442

Total Written Call Options — (1.3)% (premiums received $4,025,110)		$(5,367,540)

Other Assets, Less Liabilities — 0.2%		$756,932

Net Assets — 100.0%		$433,578,834

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Written Call Options — (1.3)%

Exchange-Traded Options — (1.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	80	$34,380,000	$4,250	7/2/21	$(399,600)

S&P 500 Index	80	34,380,000	4,260	7/6/21	(343,600)

S&P 500 Index	80	34,380,000	4,260	7/7/21	(359,600)

S&P 500 Index	80	34,380,000	4,275	7/9/21	(297,600)

S&P 500 Index	80	34,380,000	4,260	7/12/21	(414,400)

S&P 500 Index	80	34,380,000	4,275	7/14/21	(356,400)

S&P 500 Index	81	34,809,750	4,220	7/16/21	(756,945)

S&P 500 Index	80	34,380,000	4,225	7/21/21	(758,000)

S&P 500 Index	80	34,380,000	4,270	7/21/21	(470,000)

S&P 500 Index	80	34,380,000	4,300	7/23/21	(333,200)

S&P 500 Index	81	34,809,750	4,285	7/26/21	(436,995)

S&P 500 Index	80	34,380,000	4,290	7/28/21	(441,200)

Total					$(5,367,540)

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $96,792,913)	$438,189,442

Cash	1,359,249

Dividends receivable	292,727

Receivable for premiums on written options	438,618

Receivable for Fund shares sold	477,976

Receivable from the transfer agent	46,245

Total assets	$440,804,257

Liabilities

Written options outstanding, at value (premiums received, $4,025,110)	$5,367,540

Payable for investments purchased	1,002,094

Payable for closed written options	352,560

Payable to affiliates:

Investment adviser fee	352,252

Trustees’ fees	4,890

Accrued expenses	146,087

Total liabilities	$7,225,423

Net Assets	$433,578,834

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 27,361,845 shares issued and outstanding	$273,618

Additional paid-in capital	104,661,062

Distributable earnings	328,644,154

Net Assets	$433,578,834

Net Asset Value

($433,578,834 ÷ 27,361,845 common shares issued and outstanding)	$15.85

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends	$3,091,365

Total investment income	$3,091,365

Expenses

Investment adviser fee	$2,022,136

Trustees’ fees and expenses	9,770

Custodian fee	76,172

Transfer and dividend disbursing agent fees	9,004

Legal and accounting services	39,149

Printing and postage	70,913

Miscellaneous	16,368

Total expenses	$2,243,512

Net investment income	$847,853

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$15,323,545

Written options	(6,256,751)

Net realized gain	$9,066,794

Change in unrealized appreciation (depreciation) —

Investments	$40,665,760

Written options	110,115

Net change in unrealized appreciation (depreciation)	$40,775,875

Net realized and unrealized gain	$49,842,669

Net increase in net assets from operations	$50,690,522

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020

From operations —

Net investment income	$847,853		$3,539,590

Net realized gain	9,066,794		12,466,603

Net change in unrealized appreciation (depreciation)	40,775,875		680,981

Net increase in net assets from operations	$50,690,522		$16,687,174

Distributions to shareholders	$(17,385,281	)*	$(16,550,378)

Tax return of capital to shareholders	$—		$(17,916,017)

Capital share transactions —

Proceeds from shelf offering, net of offering costs (see Note 5)	$11,735,729		$—

Reinvestment of distributions	280,149		534,358

Net increase in net assets from capital share transactions	$12,015,878		$534,358

Net increase (decrease) in net assets	$45,321,119		$(17,244,863)

Net Assets

At beginning of period	$388,257,715		$405,502,578

At end of period	$433,578,834		$388,257,715

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$14.590		$15.260	$14.040	$16.350	$15.500	$15.520

Income (Loss) From Operations

Net investment income(1)	$0.032		$0.133	$0.146	$0.148	$0.156	$0.189

Net realized and unrealized gain (loss)	1.863		0.493	2.370	(1.172)	1.980	1.087

Total income (loss) from operations	$1.895		$0.626	$2.516	$(1.024)	$2.136	$1.276

Less Distributions

From net investment income	$(0.648	)*	$(0.130)	$(0.143)	$(0.144)	$(0.150)	$(0.177)

From net realized gain	—		(0.492)	(0.422)	(0.108)	—	(0.482)

Tax return of capital	—		(0.674)	(0.731)	(1.044)	(1.146)	(0.637)

Total distributions	$(0.648)		$(1.296)	$(1.296)	$(1.296)	$(1.296)	$(1.296)

Premium from common shares sold through shelf offering (see Note 5)(1)	$0.013		$—	$—	$0.010	$0.010	$—

Net asset value — End of period	$15.850		$14.590	$15.260	$14.040	$16.350	$15.500

Market value — End of period	$16.780		$15.000	$16.400	$13.450	$16.730	$16.520

Total Investment Return on Net Asset Value(2)	13.34	%(3)	5.07%	18.50%	(6.69)%	14.30%	8.68%

Total Investment Return on Market Value(2)	16.71	%(3)	0.51%	32.93%	(12.65)%	9.73%	7.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$433,579		$388,258	$405,503	$372,509	$417,859	$382,921

Ratios (as a percentage of average daily net assets):

Expenses	1.11	%(4)	1.12%	1.11%	1.11%	1.11%	1.12%

Net investment income	0.42	%(4)	0.97%	0.99%	0.94%	0.97%	1.25%

Portfolio Turnover	3	%(3)	8%	2%	4%	1%	6%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

13

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $5,165,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2020, the Fund had a net capital loss of $5,394,687 attributable to security transactions incurred after October 31, 2020 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2021.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$92,764,972

Gross unrealized appreciation	$342,059,582

Gross unrealized depreciation	(2,002,652)

Net unrealized appreciation	$340,056,930

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2021, the Fund’s investment adviser fee amounted to $2,022,136.

Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,766,479 and $24,166,081, respectively, for the six months ended June 30, 2021.

14

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

5  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended June 30, 2021 and the year ended December 31, 2020 were 18,404 and 39,078, respectively.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2021 and the year ended December 31, 2020.

The Fund is authorized to issue common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. As of April 5, 2017, the Fund was authorized to issue an additional 2,965,949 common shares and as of July 22, 2021, pursuant to its most recent registration statement filed with the SEC, the Fund is authorized to issue an additional 4,509,162 common shares.

During the six months ended June 30, 2021, the Fund sold 729,979 common shares and received proceeds (net of offering costs) of $11,735,729 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $346,759 for the six months ended June 30, 2021. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the six months ended June 30, 2021 was $23,709. There were no common shares sold by the Fund pursuant to its shelf offering for the year ended December 31, 2020.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Portfolio of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(5,367,540)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(6,256,751)	$110,115

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

15

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The average number of written options contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was 968 contracts.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$438,189,442 *	$—	$—	$438,189,442

Total Investments	$438,189,442	$—	$—	$438,189,442

Liability Description

Written Call Options	$(5,367,540)	$—	$—	$(5,367,540)

Total	$(5,367,540)	$—	$—	$(5,367,540)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

8  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

16

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Fund held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021 and adjourned until January 22, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”) and approval of a new investment sub-advisory agreement with Parametric Portfolio Associates LLC (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	12,722,886	240,404	813,360	0

Proposal 2	12,635,824	294,604	846,222	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on each Proposal. Broker non-votes were not expected with respect to each Proposal because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

17

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 15, 2021. The following action was taken by the shareholders:

Proposal 1:  The election of Thomas E. Faust Jr., Cynthia E. Frost and Scott E. Wennerholm as Class I Trustees of the Fund, each for a three-year term ending in 2024.

Nominee for Trustee	Number of Shares
	For	Withheld

Thomas E. Faust Jr.	21,342,789	312,415

Cynthia E. Frost	16,242,186	5,413,018

Scott E. Wennerholm	16,244,143	5,411,061

18

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2021

Officers and Trustees

Officers

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

19

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

20

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

21

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7744    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Fund. EVM has engaged its affiliate, Parametric Portfolio Associates LLC (“Parametric”), as the sub-adviser of the Fund. G.R. Nelson and Thomas C. Seto comprise the investment team responsible for the overall and day-to-day management of the Fund’s investments.

Mr. Nelson is a Vice President of Eaton Vance, has been an equity analyst at Eaton Vance since 2004 and has been a portfolio manager of the Fund since July 2021. Mr. Seto is Head of Investment Management at Parametric, has managed other Eaton Vance portfolios for more than five years and has been a portfolio manager of the Fund since April 2005. This information is provided as of the date of filing this report.

The following table shows, as of June 30, 2021, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
G.R. Nelson
Registered Investment Companies	3	$3,519.3		0	$0
Other Pooled Investment Vehicles	0	$0		0	$0
Other Accounts	1	$1.6		0	$0

Thomas C. Seto
Registered Investment Companies	45	$32,494.8	(1)	0	$0
Other Pooled Investment Vehicles	7	$1,674.4		0	$0
Other Accounts	55,725	$190,323.0	(2)	0	$0

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program.

The following table shows, as of June 30, 2021, the dollar range of Fund shares beneficially owned by each portfolio manager.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
G.R. Nelson	None
Thomas C. Seto	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of restricted shares of Morgan Stanley stock that are subject to a fixed vesting and distribution schedule. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the December 31st fiscal year end of Morgan Stanley.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to the Sharpe ratio, which uses standard deviation and excess return to determine reward per unit of risk. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Parametric

Compensation of Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual equity-based compensation awards that are subject to a fixed vesting and distribution schedule. Stock-based compensation awards and adjustments in base salary and bonuses are typically paid and/or put into effect at or shortly after, the firm’s fiscal year-end, December 31.

Method to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance while remaining competitive with other firms within the investment management industry. In the case of investment strategies that are systematic, including the Fund’s, portfolio managers primarily are measured with respect to whether a strategy’s rules as implemented delivered on the strategy’s objectives. In evaluating the foregoing, Parametric evaluates the manner in which the strategy is implemented relative to strategy targets, rebalancing portfolio exposures consistent with pre-determined triggers, and judicious trade construction. Portfolio managers are also expected to monitor factors that may impact implementation of a strategy and to seek potential ways to address them as needed.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and Morgan Stanley. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate from year to year, based on changes in financial performance and other factors.

Parametric participates in compensation surveys that benchmark salaries, total cash and total compensation against other firms in the industry. This data is reviewed, along with a number of other factors, to ensure that compensation remains competitive with other firms in the industry.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 19, 2021